Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 9.8%
DSV Panalpina A/S	65,400	$15,772,446

Banks — 5.6%
Danske Bank A/S	243,667	4,511,714
Jyske Bank A/S, Registered(a)	26,669	1,361,130
Ringkjoebing Landbobank A/S	13,282	1,337,031
Spar Nord Bank A/S	64,711	727,343
Sydbank A/S	34,091	1,085,065
		9,022,283
Beverages — 5.6%
Carlsberg A/S, Class B	35,678	6,517,820
Royal Unibrew A/S	19,042	2,457,307
		8,975,127
Biotechnology — 5.7%
Bavarian Nordic A/S(a)(b)	29,352	1,278,261
Genmab A/S(a)	18,237	7,353,752
Zealand Pharma A/S(a)	18,466	555,999
		9,188,012
Building Products — 1.1%
ROCKWOOL International A/S, Class B	3,690	1,830,658

Chemicals — 5.4%
Chr Hansen Holding A/S	37,386	3,347,509
Novozymes A/S, Class B	73,296	5,326,274
		8,673,783
Commercial Services & Supplies — 1.0%
ISS A/S(a)	71,313	1,520,807

Construction & Engineering — 0.4%
Per Aarsleff Holding A/S	13,267	641,790

Containers & Packaging — 0.2%
Brodrene Hartmann AS(a)	2,760	252,395

Electric Utilities — 5.4%
Orsted A/S(c)	57,950	8,759,717

Electrical Equipment — 8.3%
NKT A/S(a)	23,383	1,048,838
Vestas Wind Systems A/S	316,009	12,250,188
		13,299,026
Energy Equipment & Services — 0.4%
Drilling Co. of 1972 A/S (The)(a)	16,958	714,540

Food Products — 0.5%
Schouw & Co. A/S	7,551	835,996

Health Care Equipment & Supplies — 9.3%
Ambu A/S, Class B.	62,497	2,325,038
Coloplast A/S, Class B	39,951	6,280,904
Demant A/S(a)	44,787	2,445,327
GN Store Nord A/S	46,242	3,914,295
		14,965,564
Health Care Technology — 0.2%
NNIT A/S(c)	16,392	339,423

Insurance — 3.0%
Alm Brand A/S	51,506	529,879
Topdanmark A/S	22,101	1,114,920
Security	Shares	Value

Insurance (continued)
Tryg A/S	136,554	$3,205,936
		4,850,735
Life Sciences Tools & Services — 0.6%
Chemometec A/S	8,324	1,021,888

Machinery — 1.1%
FLSmidth & Co. A/S.	23,803	982,630
Nilfisk Holding A/S(a)	22,350	784,314
		1,766,944
Marine — 5.9%
AP Moller - Maersk A/S, Class A	913	2,405,111
AP Moller - Maersk A/S, Class B, NVS	1,890	5,201,986
D/S Norden A/S	25,488	708,262
Dfds A/S(a)	18,982	1,135,021
		9,450,380
Oil, Gas & Consumable Fuels — 0.2%
TORM PLC	29,534	269,446

Pharmaceuticals — 22.9%
ALK-Abello A/S(a)	3,091	1,377,085
H Lundbeck A/S	32,862	1,033,226
Novo Nordisk A/S, Class B	435,357	34,360,520
		36,770,831
Software — 2.6%
cBrain AS	1,957	74,858
Netcompany Group A/S(c)	17,396	2,009,730
SimCorp A/S	15,817	2,139,906
		4,224,494
Specialty Retail — 0.4%
Matas A/S(a)	38,791	696,510

Textiles, Apparel & Luxury Goods — 3.1%
Pandora A/S	36,486	4,912,677

Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	41,449	870,543

Transportation Infrastructure — 0.1%
NTG Nordic Transport Group AS, Class A(a)	1,389	76,501

Total Common Stocks — 99.3%
(Cost: $134,070,712)		159,702,516

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	1,325,124	1,325,920
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	80,000	80,000
		1,405,920
Total Short-Term Investments — 0.9%
(Cost: $1,405,887)		1,405,920

Total Investments in Securities — 100.2%
(Cost: $135,476,599)		161,108,436

Other Assets, Less Liabilities — (0.2)%.		(241,442)

Net Assets — 100.0%		$160,866,994

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2021

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$624,875	$701,875	(a)	$—	$(919)	$89	$1,325,920	1,325,124	$7,016	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	46,000	(a)	—	—	—	80,000	80,000	38		—
					$(919)	$89	$1,405,920		$7,054		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	38	06/18/21	$1,118	$26,393

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$35,786,624	$123,915,892	$—	$159,702,516
Money Market Funds	1,405,920	—	—	1,405,920
	$37,192,544	$123,915,892	$—	$161,108,436
Derivative financial instruments(a)
Assets
Futures Contracts	$26,393	$—	$—	$26,393

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF
May 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares